PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2022 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-67.1%
COMMUNICATION SERVICES-1.0%
	Cable & Satellite-1.0%
25,879	Comcast Corp., Class A	$1,211,655

TOTAL COMMUNICATION SERVICES		1,211,655

CONSUMER DISCRETIONARY-3.6%
	General Merchandise Stores-1.8%
10,065	Target Corp.	2,135,994

	Home Improvement Retail-1.4%
7,773	Lowe's Cos, Inc.	1,571,623

	Restaurants-0.4%
1,687	McDonald's Corp.	417,161

TOTAL CONSUMER DISCRETIONARY		4,124,778

CONSUMER STAPLES-5.6%
	Food Distributors-1.1%
14,902	Sysco Corp.	1,216,748

	Hypermarkets & Super Centers-0.8%
6,329	Walmart, Inc.	942,515

	Packaged Foods & Meats-1.5%
25,000	General Mills, Inc.	1,693,000

	Soft Drinks-2.2%
14,886	PepsiCo, Inc.	2,491,619

TOTAL CONSUMER STAPLES		6,343,882

CONSUMER, NON-CYCLICAL-0.6%
	Commercial Services-0.3%
5,348	Service Corp. International	352,005

	Pharmaceuticals-0.3%
1,444	Cigna Corp.	345,997

TOTAL CONSUMER, NON-CYCLICAL		698,002

ENERGY-3.6%
	Integrated Oil & Gas-3.1%
21,913	Chevron Corp.	3,568,094

	Oil & Gas Equipment & Services-0.1%
2,500	Halliburton Co.	94,675
Shares/Principal Amount		Value
	Oil & Gas Refining & Marketing-0.4%
5,117	Valero Energy Corp.	$519,580

TOTAL ENERGY		4,182,349

FINANCIALS-11.8%
	Asset Management & Custody Banks-1.4%
1,807	Blackstone Group LP	229,381
15,471	State Street Corp.	1,347,834
		1,577,215
	Banks-0.2%
2,099	Cullen/Frost Bankers, Inc.	290,523

	Consumer Finance-2.3%
24,497	Discover Financial Services	2,699,324

	Diversified Banks-3.2%
13,409	JPMorgan Chase & Co.	1,827,915
34,000	US Bancorp	1,807,100
		3,635,015
	Investment Banking & Brokerage-1.1%
3,805	The Goldman Sachs Group, Inc.	1,256,031

	Regional Banks-3.4%
8,000	PNC Financial Services Group, Inc.	1,475,600
42,928	Truist Financial Corp.	2,434,018
		3,909,618
	REITS-0.2%
3,500	Realty Income Corp.	242,550

TOTAL FINANCIALS		13,610,276

HEALTH CARE-14.4%
	Biotechnology-3.7%
26,411	AbbVie, Inc.	4,281,487

	Health Care Equipment-1.6%
17,000	Medtronic PLC	1,886,150

	Health Care Services-2.6%
30,000	CVS Health Corp.	3,036,300

	Pharmaceuticals-6.5%
9,382	Eli Lilly & Co.	2,686,723
29,717	Merck & Co., Inc.	2,438,280
47,725	Pfizer, Inc.	2,470,723
		7,595,726
TOTAL HEALTH CARE		16,799,663

INDUSTRIALS-6.4%
	Air Freight & Logistics-1.8%
9,508	United Parcel Service, Inc., Class B	2,039,086

Shares/Principal Amount		Value
	Construction & Farm Machinery & Heavy Trucks-0.2%
519	Deere & Co.	$215,624

	Construction Machinery & Heavy Equipment-1.7%
8,825	Caterpillar, Inc.	1,966,386

	Electrical Components & Equipment-1.9%
22,000	Emerson Electric Co.	2,157,100

	Industrial Conglomerates-0.8%
5,971	3M Co.	888,962

TOTAL INDUSTRIALS		7,267,158

INFORMATION TECHNOLOGY-8.7%
	Communications Equipment-2.8%
58,222	Cisco Systems, Inc.	3,246,459

	Semiconductor Equipment-1.6%
14,272	Applied Materials, Inc.	1,881,050

	Semiconductors-4.3%
34,799	Intel Corp.	1,724,638
4,339	Skyworks Solutions, Inc.	578,302
14,713	Texas Instruments, Inc.	2,699,541
		5,002,481
TOTAL INFORMATION TECHNOLOGY		10,129,990

MATERIALS-2.1%
	Commodity Chemicals-1.6%
28,469	Dow Chemical Co.	1,814,045

	Paper Packaging-0.5%
9,137	Sealed Air Corp.	611,814

TOTAL MATERIALS		2,425,859

REAL ESTATE-0.4%
	Industrial REITS-0.4%
2,834	Prologis, Inc.	457,634

TOTAL REAL ESTATE		457,634

TECHNOLOGY-0.1%
	Computers-0.1%
10,447	Hewlett Packard Enterprise Co.	174,569

TOTAL TECHNOLOGY		174,569
Shares/Principal Amount		Value
TECHNOLOGY HARDWARE & STORAGE-6.1%
	Communications Equipment-6.1%
40,700	Apple, Inc.	$7,106,627

TOTAL TECHNOLOGY HARDWARE & STORAGE		7,106,627

TELECOMMUNICATION SERVICES-0.8%
	Integrated Telecommunication Services-0.8%
17,779	Verizon Communications, Inc.	905,662

TOTAL TELECOMMUNICATION SERVICES		905,662

UTILITIES-1.9%
	Electric Utilities-1.0%
9,886	Duke Energy Corp.	1,103,871

	Multi-Utilities-0.9%
12,000	Dominion Energy, Inc.	1,019,640

TOTAL UTILITIES		2,123,511

TOTAL COMMON STOCKS
(Cost $41,836,988)		77,561,615

EXCHANGE TRADED FUNDS-5.8%
20,544	iShares® iBoxx $ Investment Grade Corporate Bond ETF	2,484,591
3,086	SPDR S&P 500® ETF Trust	1,393,761
33,145	Vanguard® Intermediate-Term Corporate Bond ETF	2,851,796

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,932,495)		6,730,148

CORPORATE BONDS-18.3%
	Banks-1.9%
$500,000	Citigroup, Inc., 4.450%, 9/29/2027	516,579
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	508,082
150,000	PNC Bank NA, 2.700%, 10/22/2029	144,196
1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,011,553
		2,180,410
	Chemicals-0.6%
250,000	Ecolab, Inc., 1.300%, 1/30/2031	215,976
500,000	PPG Industries, Inc., 1.200%, 3/15/2026	463,573
		679,549
	Commercial Services-0.4%
500,000	PayPal Holdings, Inc., 2.650%, 10/1/2026	492,532

	Diversified Financial Services-1.5%
500,000	American Express Co., 3.400%, 2/22/2024	507,015

Shares/Principal Amount		Value
$500,000	American Express Co., 3.000%, 10/30/2024	$502,212
250,000	BlackRock, Inc., 1.900%, 1/28/2031	226,104
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	263,313
250,000	Charles Schwab Corp., 1.650%, 3/11/2031	218,634
		1,717,278
	Diversified Manufacturing-0.9%
1,000,000	3M Co., 3.375%, 3/1/2029	1,017,918

	Environmental Control-0.9%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	502,775
500,000	Waste Management, Inc., 3.500%, 5/15/2024	505,905
		1,008,680
	Gas-0.4%
500,000	East Ohio Gas Co., 1.300%, 6/15/2025(1)	472,436

	Industrial Gases-0.7%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	845,807

	Insurance-0.4%
500,000	Prudential Financial, Inc., 1.500%, 3/10/2026	471,408

	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	249,155

	Internet Software & Services-1.7%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.96%, 1/30/2023(2)	2,004,082

	Investment Banking & Brokerage-1.3%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 0.96%, 11/29/2023(2)	1,013,205
500,000	Goldman Sachs Group, Inc., 2.600%, 2/7/2030	464,397
		1,477,602
	Machinery-Constr&Mining-0.2%
250,000	Caterpillar, Inc., 1.900%, 3/12/2031	228,663

	Miscellaneous Manufacture-0.4%
500,000	Parker-Hannifin Corp., 3.250%, 6/14/2029	494,156

	Pharmaceuticals-2.0%
500,000	AbbVie, Inc., 2.600%, 11/21/2024	497,003
500,000	AbbVie, Inc., 3.200%, 11/21/2029(1)	494,590
Shares/Principal Amount		Value
$250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	$260,777
1,000,000	CVS Health Corp., 4.300%, 3/25/2028	1,047,807
		2,300,177
	Regional Banks-1.7%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.96%, 7/27/2022(2)	1,000,421
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,010,898
		2,011,319
	Restaurants-0.5%
500,000	McDonald's Corp., 3.600%, 7/1/2030	509,757

	Retail-1.1%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	258,950
500,000	Lowe's Cos., Inc., 3.100%, 5/3/2027	496,987
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	516,550
		1,272,487
	Software & Services-1.0%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	403,171
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	755,865
		1,159,036
	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	525,213

TOTAL CORPORATE BONDS
(Cost $22,229,057)		21,117,665

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-1.1%
	Federal Home Loan Mortgage Corp.-0.2%
207,993	Series 2015-4517, Class PC, 2.500%, 5/15/2044	203,960

	Federal National Mortgage Association-0.4%
464,873	Series 2019-51, Class JD, 2.500%, 9/25/2049	486,500

	Government National Mortgage Association-0.5%
636,045	Series 2018-126, Class DA, 3.500%, 1/20/2048	639,939

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,307,283)		1,330,399

Shares/Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES-1.6%
	Commercial Mortgage-Backed Securities-1.6%
$1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	$1,517,307
326,415	Series 2012-C3, Class A4, 3.091%, 9/10/2022	326,918
		1,844,225
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,864,999)		1,844,225

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-3.6%
	Federal Home Loan Bank-0.4%
450,000	5.250%, 6/10/2022	453,877

	Federal Home Loan Mortgage Corp.-0.4%
92,769	Pool G18527, 3.000%, 10/1/2029	93,828
365,214	Pool 18707, 3.500%, 9/1/2033	374,925
		468,753
	Federal National Mortgage Association-2.4%
404,169	Pool AM3301, 2.350%, 5/1/2023	404,896
727,250	Pool BL5389, 2.710%, 5/1/2027	726,075
606,410	Pool AM6756, 3.570%, 10/1/2029	630,782
192,455	Pool MA3621, 3.500%, 3/1/2039	193,725
126,846	Pool BN4896, 4.000%, 1/1/2049	129,706
165,461	Pool MA3592, 4.000%, 2/1/2049	169,265
491,065	Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(2)	501,956
		2,756,405
	Small Business Administration Pools-0.4%
161,047	PRIME - 3.50%, 1/25/2042(2)	163,836
327,212	PRIME - 3.50%, 7/25/2042(2)	332,410
		496,246
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $4,178,220)		4,175,281

TAXABLE MUNICIPAL BONDS-1.9%
	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	270,844

	Ohio-0.8%
815,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	855,548

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	475,385
Shares/Principal Amount		Value
	West Virginia-0.5%
$575,000	Marshall University, 3.177%, 5/1/2029	$580,617

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,169,312)		2,182,394

NON-TAXABLE MUNICIPAL BONDS-0.4%
	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	447,953

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $456,351)		447,953

SHORT TERM INVESTMENTS-4.4%
	Mutual Funds-4.4%
5,129,534	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.163% (at net asset value)	5,129,534

TOTAL SHORT TERM INVESTMENTS
(Cost $5,129,534)		5,129,534

TOTAL INVESTMENTS-104.2%
(Cost $86,104,239)		120,519,214
OTHER ASSETS AND LIABILITIES-NET(3)-(4.2)%		(4,891,881)
NET ASSETS-100.0%		$115,627,333

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SPDR- Standard and Poor's Depository Receipt

Reference Rates:

3M US L - 3 Month LIBOR as of March 31, 2022 was 0.96%

1Y US TI - 1 Year US Treasury Bill as of  March 31, 2022 was 1.67%

PRIME - US Prime Rate as of March 31, 2022 was 3.5%

(1)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, these securities amounted to a value of $967,026 or 0.84% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.

(2)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.

(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2022 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-68.0%
	Agency Collat CMO-6.2%
$289,100	Series 2003-55, Class 1A3A, 1M US L + 0.33%, 3/25/2043(1)	$288,641
772,381	Series 2004-W14, Class 1AF, 1M US L + 0.33%, 7/25/2044(1)	773,177
772,465	Series 2010-59, Class FL, 1M US L + 0.33%, 5/20/2040(1)	775,582
963,984	Series 2012-273, Class 40, 4.000%, 8/15/2042	975,605
3,558,089	Series 2014-330, Class F4, 1M US L + 0.33%, 10/15/2037(1)	3,581,070
8,097,000	Series 2022-5201, Class MT, 3.000%, 10/25/2049	7,821,853
		14,215,928

	Agency Collat PAC CMO-12.4%
1,992,585	Series 2014-25, Class PA, 2.250%, 1/20/2044	1,928,898
388,664	Series 2019-99, Class GA, 3.500%, 7/20/2049	382,837
4,367,832	Series 2020-5020, Class TP, 2.000%, 10/25/2050	4,051,288
6,523,170	Series 2020-134, Class ED, 2.000%, 9/20/2050	6,123,376
4,466,134	Series 2020-134, Class GD, 2.000%, 9/20/2050	4,219,323
4,195,667	Series 2021-23, Class TE, 1.000%, 2/20/2051	3,687,267
8,953,932	Series 2021-18, Class MC, 1.500%, 3/25/2051	8,279,354
		28,672,343

	Commercial MBS-38.4%
502,623	Series 2019-SB58, Class A10H, 3.730%, 10/25/2038(1)	499,808
307,488	Series 2019-SB60, Class A10H, 3.500%, 1/25/2029(1)	305,279
4,053,591	Series 2019-KF60, Class A, 1M US L + 0.33%, 2/25/2026(1)	4,061,882
2,231,108	Series 2019-KF67, Class A, 1M US L + 0.33%, 8/25/2029(1)	2,240,477
2,666,769	Series 2019-KF73, Class AL, 1M US L + 0.33%, 11/25/2029(1)	2,673,950
3,321,823	Series 2020-8, Class B, 2.600%, 1/16/2061	3,183,485
4,327,548	Series 2020-89, Class GA, 1.500%, 4/16/2062	3,846,884
4,721,211	Series 2020-118, Class AL, 1.750%, 6/16/2062	4,222,762
Shares/Principal Amount		Value
$3,750,118	Series 2020-Q013, Class APT2, 1.211%, 5/25/2050(1)	$3,482,318
938,966	Series 2020-128, Class AN, 1.500%, 10/16/2062	828,412
4,802,178	Series 2020-150, Class AM, 1.400%, 12/16/2062	4,252,352
2,735,122	Series 2020-177, Class DA, 1.250%, 6/16/2062	2,363,938
5,640,317	Series 2021-45, Class AD, 1.500%, 4/16/2063	5,199,814
5,445,630	Series 2021-150, Class AP, 1.750%, 11/16/2063	4,916,198
9,870,623	Series 2021-147, Class DQ, 1.350%, 5/16/2056	9,016,628
4,469,478	Series 2021-164, Class AF, 1.650%, 10/16/2063	4,046,189
9,307,062	Series 2021-180, Class AM, 1.750%, 11/16/2063	8,385,193
5,000,000	Series 2021-181, Class B, 1.900%, 1/16/2063	4,426,303
4,980,202	Series 2021-195, Class AL, 1.500%, 8/16/2063	4,327,304
5,000,000	Series 2021-203, Class B, 2.000%, 4/16/2062	4,455,351
5,000,000	Series 2022-4, Class B, 1.900%, 2/16/2061	4,382,152
8,300,000	Series 2022-42, Class B, 2.500%, 2/16/2063(1)	7,468,371
		88,585,050

	Federal Home Loan Mortgage Corp.-0.6%
471,663	Series 2012-276, Class 25, 2.500%, 9/15/2042	463,707
177,282	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	174,981
900,525	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	866,100
		1,504,788

	Federal National Mortgage Association-3.8%
344,960	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	355,346
562,574	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	566,185
959,359	Series 2003-W18, Class 2A, 3.277%, 6/25/2043, REMIC (1)	973,489
539,144	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	529,904
597,382	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	599,791
126,085	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	124,525
431,995	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	423,752
1,023,190	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	1,002,106
1,266,308	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	1,232,216

Shares/Principal Amount		Value
$307,208	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	$296,911
1,328,333	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	1,309,207
804,478	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	800,009
641,548	Series 2019-74, Class LB, 3.000%, 10/25/2049	622,078
		8,835,519

	Government National Mortgage Association-1.5%
1,932,887	Series 2005-26, Class ZA, 5.500%, 1/20/2035	2,007,552
217,810	Series 2012-50, Class ED, 2.250%, 8/20/2040	208,551
778,192	Series 2013-38, Class KA, 1.250%, 2/20/2042	737,975
385,369	Series 2016-55, Class JA, 3.500%, 4/20/2046	388,088
16,692	Series 2016-77, Class MB, 2.000%, 9/20/2045	16,146
		3,358,312

	Other ABS-5.1%
2,267,128	Series 2007-20F, Class 1, 5.710%, 6/1/2027	2,340,743
3,258,956	Series 2010-20C, Class 1, 4.190%, 3/1/2030	3,296,426
1,106,906	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,082,622
5,000,000	Series 2022-10A, Class 1, 2.938%, 3/10/2032	5,037,500
		11,757,291

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $166,670,607)		156,929,231

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-7.7%
	Federal Home Loan Banks-1.1%
3,000,000	Federal Home Loan Banks, 1.290%, 12/30/2030	2,627,417

	Federal Home Loan Mortgage Corp.-1.0%
141,019	Freddie Mac Gold Pool, Pool T65458, 3.500%, 2/1/2048	140,057
281,869	Freddie Mac Non Gold Pool, Pool 2B7395, 12M US L + 2.10%, 3/1/2049(1)	285,010
1,720,170	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	1,756,428
		2,181,495
Shares/Principal Amount		Value
	FGLMC Collateral-0.3%
$744,697	Freddie Mac Gold Pool, Pool T62075, 3.000%, 9/1/2046	$725,280

	FNMA Collateral-5.1%
375,983	Fannie Mae Pool, Pool MA0988, 4.000%, 2/1/2042	378,629
1,089,975	Fannie Mae Pool, Pool AL2984, 12M US L + 2.10%, 10/1/2042(1)	1,132,180
670,492	Fannie Mae Pool, Pool MA1371, 3.000%, 3/1/2043	651,994
484,883	Fannie Mae Pool, Pool MA1966, 4.500%, 6/1/2044	511,936
699,733	Fannie Mae Pool, Pool MA2270, 3.000%, 5/1/2045	680,596
2,225,711	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	2,162,903
1,466,647	Fannie Mae Pool, Pool BM3178, 12M US L + 2.10%, 12/1/2047(1)	1,485,598
405,897	Fannie Mae Pool, Pool BK0870, 12M US L + 2.10%, 6/1/2048(1)	412,048
107,298	Fannie Mae Pool, Pool BH0724, 12M US L + 2.10%, 1/1/2049(1)	107,077
3,250,980	Fannie Mae Pool, Pool BO9776, 1Y US TI + 1.63%, 3/1/2049(1)	3,313,381
940,334	Fannie Mae Pool, Pool CA3453, 12M US L + 2.10%, 4/1/2049(1)	963,827
		11,800,169
	Government National Mortgage Association-0.2%
202,842	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	212,851
175,684	Ginnie Mae II Pool, Pool G24828, 4.500%, 10/20/2040	183,166
		396,017
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $18,564,749)		17,730,378

TAXABLE MUNICIPAL BONDS-21.6%
	Alabama-0.8%
750,000	City of Brewton AL, 3.180%, 12/1/2034	766,226
1,000,000	Water Works Board of the City of Birmingham, 3.463%, 1/1/2039	972,580
		1,738,806
	Arkansas-0.6%
	University of Arkansas:
500,000	3.382%, 9/1/2037	484,257
1,000,000	3.301%, 11/1/2039	939,775
		1,424,032
	California-7.8%
500,000	Bonita Unified School District, 2.619%, 8/1/2035	482,341
1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	1,909,568
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,746,630

Shares/Principal Amount		Value
$2,000,000	City of Sacramento CA Water Revenue, 2.747%, 9/1/2034	$1,894,432
1,000,000	Contra Costa Community College District, 2.926%, 8/1/2038	904,717
1,000,000	El Dorado Irrigation District, 2.635%, 3/1/2035	909,870
500,000	Kings Canyon Unified School District, 3.212%, 8/1/2040	491,630
1,000,000	Oakland Unified School District/Alameda County, 2.674%, 8/1/2033	916,640
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	683,359
1,500,000	San Jose Unified School District, 2.306%, 8/1/2039	1,271,850
900,000	San Mateo Foster City School District, 2.731%, 8/1/2037	845,008
910,000	Santa Paula Utility Authority, 2.870%, 2/1/2034	893,043
3,000,000	Ventura County Public Financing Authority, 2.712%, 11/1/2034	2,801,563
1,820,000	Visalia Unified School District, 3.300%, 8/1/2039	1,720,112
500,000	West Sacramento Area Flood Control Agency, 3.082%, 9/1/2034	486,113
		17,956,876
	Colorado-0.4%
1,000,000	Denver City & County Housing Authority, 2.936%, 12/1/2034	964,266

	Florida-1.7%
3,000,000	Broward County FL Water & Sewer Utility Revenue, 3.338%, 10/1/2037	2,972,910
860,000	County of Palm Beach FL, 3.000%, 11/1/2035	837,533
		3,810,443
	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	1,051,327

	Illinois-0.8%
2,000,000	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, 2.940%, 2/15/2036	1,962,016

	Massachusetts-1.0%
1,000,000	City of Quincy MA, 2.788%, 12/15/2035	897,310
1,500,000	Massachusetts School Building Authority, 2.950%, 5/15/2043	1,326,884
		2,224,194
	Michigan-1.3%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,236,866
Shares/Principal Amount		Value
$2,000,000	University of Michigan, 2.437%, 4/1/2040	$1,744,319
		2,981,185
	New York-0.4%
700,000	City of New York NY, 5.985%, 12/1/2036	844,907

	Ohio-0.4%
565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	526,940
500,000	Warrensville Heights City School District, 3.406%, 12/1/2040	506,630
		1,033,570
	Oklahoma-1.3%
3,000,000	Glenpool Utility Services Authority, 3.565%, 12/1/2037	3,096,194

	Pennsylvania-0.2%
550,000	Borough of Columbia PA, 2.540%, 6/15/2038	500,283

	South Carolina-0.4%
1,000,000	Joint Municipal Water & Sewer Commission, 3.194%, 6/1/2039	1,017,227

	Texas-1.3%
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	552,833
	Round Rock Transportation & Economic Development Corp.:
500,000	2.900%, 8/15/2038	464,739
500,000	3.000%, 8/15/2039	465,519
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,071,591
500,000	Texas Public Finance Authority, 2.367%, 2/1/2038	430,882
		2,985,564
	Utah-0.8%
1,870,000	Utah Municipal Power Agency, 3.806%, 7/1/2036	1,935,317

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,346,716

	West Virginia-1.3%
2,000,000	Marshall University, 3.677%, 5/1/2035	2,068,294
875,000	Putnam Public Service District, 2.889%, 4/1/2036	823,590
		2,891,884
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $52,625,186)		49,764,807

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-0.2%
	California-0.2%
$500,000	Desert Community College District, 2.978%, 8/1/2037	$476,688

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $500,000)		476,688

SHORT TERM INVESTMENTS-1.8%
	Mutual Funds-1.8%
4,262,206	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.163% (at net asset value)	4,262,206

TOTAL SHORT TERM INVESTMENTS
(Cost $4,262,206)		4,262,206

TOTAL INVESTMENTS-99.3%
(Cost $242,622,748)		229,163,310
OTHER ASSETS AND LIABILITIES-NET(2)-0.7%		1,561,285
NET ASSETS-100.0%		$230,724,595

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M US L - 1 Month LIBOR as of March 31, 2022 was 0.33%

12M US L - 12 Month LIBOR as of March 31, 2022 was 2.10%

1Y US TI -  1 Year US Treasury Index as of March 31, 2022 was 1.63%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK LARGE COMPANY FUND

March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS-94.3%
BASIC MATERIALS-0.4%
	Mining-0.4%
27,353	Freeport-McMoRan, Inc.	$1,360,538

TOTAL BASIC MATERIALS		1,360,538

COMMUNICATION SERVICES-2.0%
	Cable & Satellite-2.0%
151,453	Comcast Corp., Class A	7,091,029

TOTAL COMMUNICATION SERVICES		7,091,029

COMMUNICATIONS-0.3%
	Internet-0.3%
8,970	Match Group, Inc.(1)	975,398

TOTAL COMMUNICATIONS		975,398

CONSUMER, CYCLICAL-0.2%
	Retail-0.2%
12,191	Dutch Bros, Inc., Class A(1)	673,797

TOTAL CONSUMER, CYCLICAL		673,797

CONSUMER DISCRETIONARY-10.4%
	Auto Parts & Equipment-0.9%
26,248	Aptiv PLC(1)	3,142,148

	Footwear-0.4%
11,591	NIKE, Inc., Class B	1,559,685

	Home Improvement Retail-2.8%
34,000	Home Depot, Inc.	10,177,220

	Internet & Direct Marketing Retail-5.8%
5,694	Amazon.com, Inc.(1)	18,562,155
12,748	Expedia Group, Inc.(1)	2,494,401
		21,056,556
	Restaurants-0.5%
27,991	Restaurant Brands International, Inc.	1,634,394

TOTAL CONSUMER DISCRETIONARY		37,570,003

CONSUMER STAPLES-3.0%
	Agricultural Products-0.2%
8,622	Archer-Daniels-Midland Co.	778,222

	Distillers & Vintners-1.9%
29,956	Constellation Brands, Inc., Class A	6,899,466
Shares		Value
	Packaged Foods & Meats-0.9%
52,742	Mondelez International, Inc., Class A	$3,311,143

TOTAL CONSUMER STAPLES		10,988,831

CONSUMER, NON-CYCLICAL-0.6%
	Pharmaceuticals-0.6%
4,844	Cigna Corp.	1,160,671
2,427	Dexcom, Inc.(1)	1,241,653
		2,402,324
TOTAL CONSUMER, NON-CYCLICAL		2,402,324

ENERGY-1.8%
	Energy-Alternate Sources-0.3%
5,316	Enphase Energy, Inc.(1)	1,072,662

	Oil & Gas Exploration & Production-1.5%
19,950	ConocoPhillips	1,995,000
28,837	Devon Energy Corp.	1,705,132
9,479	Diamondback Energy, Inc.	1,299,381
		4,999,513
TOTAL ENERGY		6,072,175

FINANCIALS-9.2%
	Asset Management & Custody Banks-3.9%
18,601	BlackRock, Inc.	14,214,326

	Banks-0.4%
37,416	Bank of America Corp.	1,542,288

	Investment Banking & Brokerage-3.7%
9,747	The Goldman Sachs Group, Inc.	3,217,485
116,509	Morgan Stanley	10,182,887
		13,400,372
	Regional Banks-1.2%
96,977	Citizens Financial Group, Inc.	4,395,967

TOTAL FINANCIALS		33,552,953

HEALTH CARE-18.8%
	Biotechnology-2.9%
29,978	AbbVie, Inc.	4,859,735
23,491	Amgen, Inc.	5,680,594
		10,540,329
	Health Care Equipment-3.2%
78,799	Abbott Laboratories	9,326,650
17,630	Zimmer Biomet Holdings, Inc.	2,254,877
		11,581,527
	Life Sciences Tools & Services-4.1%
29,028	IQVIA Holdings, Inc.(1)	6,711,564
13,979	Thermo Fisher Scientific, Inc.	8,256,696
		14,968,260
	Managed Health Care-4.4%
31,650	UnitedHealth Group, Inc.	16,140,550

Shares		Value
	Pharmaceuticals-4.2%
159,612	Elanco Animal Health, Inc.(1)	$4,164,277
57,000	Merck & Co., Inc.	4,676,850
34,468	Zoetis, Inc.	6,500,320
		15,341,447
TOTAL HEALTH CARE		68,572,113

INDUSTRIALS-8.5%
	Aerospace & Defense-2.0%
72,352	Raytheon Technologies Corp.	7,167,913

	Electronics-0.2%
14,000	Fortive Corp.	853,020

	Engineering & Construction-1.1%
29,946	Jacobs Engineering Group, Inc.	4,126,858

	Industrial Conglomerates-2.8%
3,714	Danaher Corp.	1,089,428
19,500	Roper Technologies, Inc.	9,208,485
		10,297,913
	Industrial Machinery-1.6%
20,201	Parker-Hannifin Corp.	5,732,236

	Machinery-Diversified-0.2%
4,947	AGCO Corp.	722,410

	Trading Companies & Distributors-0.6%
6,391	United Rentals, Inc.(1)	2,270,147

TOTAL INDUSTRIALS		31,170,497

INFORMATION TECHNOLOGY-22.3%
	Application Software-4.5%
9,472	Adobe, Inc.(1)	4,315,633
56,178	salesforce.com, Inc.(1)	11,927,713
		16,243,346
	Data Processing & Outsourced Services-3.5%
25,662	Mastercard, Inc., Class A	9,171,086
31,251	PayPal Holdings, Inc.(1)	3,614,178
		12,785,264
	IT Consulting & Other Services-1.9%
20,626	Accenture PLC, Class A	6,955,706

	Semiconductors-6.8%
28,061	Broadcom, Inc.	17,669,450
4,307	NVIDIA Corp.	1,175,208
93,023	ON Semiconductor Corp.(1)	5,824,170
		24,668,828
	Systems Software-5.6%
37,388	Microsoft Corp.	11,527,094
50,505	Oracle Corp.	4,178,279
8,082	ServiceNow, Inc.(1)	4,500,785
		20,206,158
TOTAL INFORMATION TECHNOLOGY		80,859,302
Shares		Value
INTERACTIVE MEDIA & SERVICES-6.3%
	Internet Software & Services-6.3%
5,163	Alphabet, Inc., Class A(1)	$14,360,110
38,196	Meta Platforms, Inc., Class A(1)	8,493,263
		22,853,373
TOTAL INTERACTIVE MEDIA & SERVICES		22,853,373

MATERIALS-1.1%
	Specialty Chemicals-1.1%
31,455	PPG Industries, Inc.	4,122,807

TOTAL MATERIALS		4,122,807

MOVIES & ENTERTAINMENT-2.1%
	Communication Services-2.1%
55,000	Walt Disney Co.(1)	7,543,800

TOTAL MOVIES & ENTERTAINMENT		7,543,800

TECHNOLOGY-0.9%
	Software-0.9%
4,632	MongoDB, Inc.(1)	2,054,709
73,201	Palantir Technologies, Inc., Class A(1)	1,005,050
		3,059,759
TOTAL TECHNOLOGY		3,059,759

TECHNOLOGY HARDWARE & STORAGE-6.4%
	Communications Equipment-6.4%
133,953	Apple, Inc.	23,389,533

TOTAL TECHNOLOGY HARDWARE & STORAGE		23,389,533

TOTAL COMMON STOCKS
(Cost $129,549,909)		342,258,232

EXCHANGE TRADED FUNDS-1.3%
35,972	iShares® S&P® 500® Growth ETF	2,747,541
4,842	Vanguard® S&P 500® ETF	2,010,253

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,595,077)		4,757,794

SHORT TERM INVESTMENTS-1.5%
	Mutual Funds-1.5%
5,615,114	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.163% (at net asset value)	5,615,114

TOTAL SHORT TERM INVESTMENTS
(Cost $5,615,114)		5,615,114

TOTAL INVESTMENTS-97.1%
(Cost $139,760,100)		352,631,140

Shares	Value
OTHER ASSETS AND LIABILITIES-NET(2)-2.9%	10,543,281
NET ASSETS-100.0%	$363,174,421

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
Comcast Corp.	$48	04/14/2022	1,500	$(100,831)	$7,023,000	$(67,500)
Vanguard® S&P 500® ETF	$410	04/14/2022	48	(13,403)	1,992,816	(45,360)
				$(114,234)	$9,015,816	$(112,860)

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY FUND

March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS-87.3%
BASIC MATERIALS-0.3%
	Chemicals-0.3%
6,591	Hawkins, Inc.	$302,527

TOTAL BASIC MATERIALS		302,527

COMMUNICATION SERVICES-2.3%
	Interactive Media & Services-2.3%
62,206	Cargurus, Inc.(1)	2,641,267

TOTAL COMMUNICATION SERVICES		2,641,267

COMMUNICATIONS-0.3%
	Internet-0.1%
19,311	Allbirds, Inc., Class A(1)	116,059

	Telecommunications-0.2%
21,900	Extreme Networks, Inc.(1)	267,399

TOTAL COMMUNICATIONS		383,458

CONSUMER, CYCLICAL-2.2%
	Home Builders-0.3%
5,932	Skyline Champion Corp.(1)	325,548

	Lodging-0.9%
17,210	Travel + Leisure Co.	997,147

	Retail-1.0%
28,995	First Watch Restaurant Group, Inc.(1)	378,385
6,887	Wingstop, Inc.	808,189
		1,186,574
TOTAL CONSUMER, CYCLICAL		2,509,269

CONSUMER DISCRETIONARY-7.0%
	Automotive Retail-3.5%
6,107	Asbury Automotive Group, Inc.(1)	978,341
10,713	Lithia Motors, Inc., Class A	3,215,186
		4,193,527
	Consumer Electronics-1.2%
51,603	Sonos, Inc.(1)	1,456,237

	Industrials-2.3%
40,816	Korn Ferry	2,650,591

TOTAL CONSUMER DISCRETIONARY		8,300,355
Shares		Value
CONSUMER, NON-CYCLICAL-4.1%
	Agriculture-0.6%
13,213	Andersons, Inc.	$664,085

	Commercial Services-1.4%
3,865	AMN Healthcare Services, Inc.(1)	403,235
55,575	Custom Truck One Source, Inc.(1)	466,274
29,630	Driven Brands Holdings, Inc.(1)	778,676
		1,648,185
	Healthcare-Products-0.7%
14,054	Artivion, Inc.(1)	300,475
6,488	Integer Holdings Corp.(1)	522,738
		823,213
	Healthcare-Services-1.4%
29,607	Surgery Partners, Inc.(1)	1,629,865

TOTAL CONSUMER, NON-CYCLICAL		4,765,348

ENERGY-3.1%
	Oil & Gas Equipment & Services-0.9%
42,571	ChampionX Corp.	1,042,138

	Oil & Gas Exploration & Production-0.4%
7,688	Callon Petroleum Co.(1)	454,207

	Oil&Gas-1.8%
6,578	Civitas Resources, Inc.	392,772
100,523	Comstock Resources, Inc.(1)	1,311,825
7,820	Matador Resources Co.	414,304
		2,118,901
TOTAL ENERGY		3,615,246

FINANCIALS-23.5%
	Asset Management & Custody Banks-1.3%
16,534	Focus Financial Partners, Inc., Class A(1)	756,265
28,962	Victory Capital Holdings, Inc., Class A	836,133
		1,592,398
	Insurance-0.9%
24,808	Jackson Financial, Inc., Class A	1,097,258

	Investment Banking & Brokerage-4.9%
21,786	Moelis & Co., Class A	1,022,853
68,311	Stifel Financial Corp.	4,638,317
		5,661,170
	Investment Companies-0.7%
33,037	Compass Diversified Holdings	785,289

	Private Equity-0.6%
31,708	Bridge Investment Group Holdings, Inc., Class A	645,258

	Regional Banks-14.9%
27,827	Ameris Bancorp	1,221,049
34,808	Atlantic Union Bankshares Corp.	1,277,106
62,942	BankUnited, Inc.	2,766,930

Shares		Value
16,169	Banner Corp.	$946,372
37,281	Cadence Bank	1,090,842
23,121	Community Bank System, Inc.	1,621,938
46,246	First Bancorp/Southern Pines, NC	1,931,695
120,427	First Foundation, Inc.	2,925,172
39,740	First Interstate BancSystem, Inc., Class A	1,461,240
52,504	Old National Bancorp	860,016
8,527	South State Corp.	695,718
28,160	Trustmark Corp.	855,782
		17,653,860
	REITS-0.2%
4,593	Safehold, Inc.	254,682

TOTAL FINANCIALS		27,689,915

HEALTH CARE-7.8%
	Health Care Distributors-1.1%
38,036	Patterson Cos., Inc.	1,231,225

	Health Care Equipment-1.2%
6,525	AtriCure, Inc.(1)	428,497
14,656	Integra LifeSciences Holdings Corp.(1)	941,795
		1,370,292
	Health Care Supplies-1.3%
50,028	Neogen Corp.(1)	1,542,864

	Life Sciences Tools & Services-4.2%
1,441	Charles River Laboratories International, Inc.(1)	409,201
4,332	ICON PLC(1)	1,053,629
43,208	Syneos Health, Inc.(1)	3,497,688
		4,960,518
TOTAL HEALTH CARE		9,104,899

INDUSTRIALS-17.0%
	Aerospace & Defense-2.2%
29,619	Moog, Inc., Class A	2,600,548

	Air Freight & Logistics-0.8%
10,473	Atlas Air Worldwide Holdings, Inc.(1)	904,553

	Building Products-1.4%
28,646	AAON, Inc.	1,596,442

	Construction & Engineering-6.9%
28,922	Granite Construction, Inc.	948,642
54,058	Quanta Services, Inc.	7,114,573
		8,063,215
	Construction Machinery & Heavy Trucks-2.2%
72,715	Shyft Group, Inc.	2,625,739

	Environmental Control-1.6%
40,721	Evoqua Water Technologies Corp.(1)	1,913,073
Shares		Value
	Machinery-Diversified-1.3%
14,705	Applied Industrial Technologies, Inc.	$1,509,615

	Transportation-0.6%
25,529	Schneider National, Inc., Class B	650,989

TOTAL INDUSTRIALS		19,864,174

INFORMATION TECHNOLOGY-16.2%
	Application Software-3.2%
81,254	Box, Inc., Class A(1)	2,361,241
23,249	LivePerson, Inc.(1)	567,741
24,000	PagerDuty, Inc.(1)	820,560
		3,749,542
	Data Processing & Outsourced Services-1.2%
49,338	I3 Verticals, Inc., Class A(1)	1,374,557

	Electronic Components-1.7%
91,551	Knowles Corp.(1)	1,971,093

	Electronic Equipment & Instruments-1.3%
17,549	OSI Systems, Inc.(1)	1,493,771

	IT Consulting & Other Services-1.0%
12,363	Science Applications International Corp.	1,139,498

	Systems Software-5.4%
6,656	Qualys, Inc.(1)	947,881
23,833	Rapid7, Inc.(1)	2,651,183
57,275	Varonis Systems, Inc.(1)	2,722,853
		6,321,917
	Technology Hardware, Storage & Peripherals-2.4%
78,873	Pure Storage, Inc., Class A(1)	2,785,006

TOTAL INFORMATION TECHNOLOGY		18,835,384

MATERIALS-0.4%
	Chemicals-0.4%
4,400	HB Fuller Co.	290,708
2,300	Stepan Co.	227,263
		517,971
TOTAL MATERIALS		517,971

TECHNOLOGY-3.1%
	Semiconductors-3.1%
25,357	Amkor Technology, Inc.	550,754
57,968	SMART Global Holdings, Inc.(1)	1,497,313
36,129	Ultra Clean Holdings, Inc.(1)	1,531,508
		3,579,575
TOTAL TECHNOLOGY		3,579,575

TOTAL COMMON STOCKS
(Cost $58,926,560)		102,109,388

Shares		Value
EXCHANGE TRADED FUNDS-4.6%
50,131	iShares® Core S&P Small-Cap® ETF	$5,408,132

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,493,551)		5,408,132

SHORT TERM INVESTMENTS-5.3%
	Mutual Funds-5.3%
6,217,735	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.163% (at net asset value)	6,217,735

TOTAL SHORT TERM INVESTMENTS
(Cost $6,217,735)		6,217,735

TOTAL INVESTMENTS-97.2%
(Cost $70,637,846)		113,735,255
OTHER ASSETS AND LIABILITIES-NET(2)-2.8%		3,266,526
NET ASSETS-100.0%		$117,001,781

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

March 31, 2022 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-100.2%
BROAD DOMESTIC EQUITY-11.0%
11,455	SPDR S&P 500® ETF Trust	$5,173,536

TOTAL BROAD DOMESTIC EQUITY		5,173,536

BROAD DOMESTIC FIXED INCOME-17.3%
7,956	iShares® iBoxx $ Investment Grade Corporate Bond ETF	962,199
36,335	Vanguard® Intermediate-Term Corporate Bond ETF	3,126,263
51,440	Vanguard® Total Bond Market ETF	4,091,538

TOTAL BROAD DOMESTIC FIXED INCOME		8,180,000

COMMODITIES-7.3%
113,560	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,003,198
8,010	SPDR® Gold Shares(1)	1,447,007

TOTAL COMMODITIES		3,450,205

INTERNATIONAL (EX. U.S.) EQUITY-8.7%
26,311	iShares® MSCI EAFE ETF	1,936,489
29,568	iShares® MSCI EAFE Value ETF	1,486,088
12,065	iShares® MSCI Emerging Markets ex China ETF	701,942

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		4,124,519

INTERNATIONAL (EX. U.S.) FIXED INCOME-4.9%
23,545	iShares® JP Morgan USD Emerging Markets Bond ETF	2,301,759

TOTAL INTERNATIONAL (EX. U.S.) FIXED INCOME		2,301,759

U.S. SECTOR FOCUSED EQUITY-21.2%
8,393	First Trust Consumer Discretionary AlphaDEX Fund	457,251
17,219	Health Care Select Sector SPDR® Fund	2,358,831
18,531	Industrial Select Sector SPDR® Fund	1,908,322
18,798	iShares® US Regional Banks ETF	1,107,578
5,523	Materials Select Sector SPDR® Fund	486,852
11,667	Technology Select Sector SPDR® Fund	1,854,236
16,780	Vanguard® REIT ETF	1,818,449

TOTAL U.S. SECTOR FOCUSED EQUITY		9,991,519
Shares/Principal Amount		Value
U.S. SMALL AND MID CAP EQUITY-10.1%
23,291	iShares® Russell 2000® ETF	$4,780,944

TOTAL U.S. SMALL AND MID CAP EQUITY		4,780,944

U.S. VALUE COMPANY FOCUSED EQUITY-19.7%
30,065	iShares® MSCI USA Quality Factor ETF	4,047,651
49,078	Vanguard® Mega Cap Value ETF	5,267,051

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		9,314,702

TOTAL EXCHANGE TRADED FUNDS
(Cost $42,820,835)		47,317,184

SHORT TERM INVESTMENTS-2.0%
	Mutual Funds-2.0%
964,365	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.163% (at net asset value)	964,365

TOTAL SHORT TERM INVESTMENTS
(Cost $964,365)		964,365

TOTAL INVESTMENTS-102.2%
(Cost $43,785,200)		48,281,549
OTHER ASSETS AND LIABILITIES-NET(2)-(2.2)%		(1,032,673)
NET ASSETS-100.0%		$47,248,876

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2022.

Investment Abbreviations:

SPDR - Standard and Poor's Depository Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2022 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-98.9%
	Ohio-1.1%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,170,445

	Pennsylvania-1.5%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,580,682

	West Virginia-96.3%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	483,817
750,000	2.000%, 6/1/2040	588,148
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,555,942
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	378,710
450,000	Series C, 3.400%, 12/1/2034	460,612
345,000	Series D, 3.000%, 12/1/2024	353,014
585,000	Series D, 3.000%, 12/1/2025	602,583
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	394,618
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	305,652
950,000	5.000%, 6/1/2028	1,054,291
655,000	5.000%, 6/1/2029	725,257
620,000	Series A, 5.300%, 3/1/2029	621,696
285,000	Series C, 3.500%, 10/1/2025	285,589
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	941,464
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,129,063
1,100,000	3.000%, 6/1/2026	1,127,338
965,000	3.000%, 6/1/2027	987,345
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,808,910
215,000	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 3.850%, 6/1/2026	215,283
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	265,043
Shares/Principal Amount		Value
$595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	$595,322
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	356,914
315,000	3.000%, 6/1/2041	317,870
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
190,000	Series A, 3.000%, 3/1/2026	193,588
620,000	Series A, 4.000%, 3/1/2029	663,499
310,000	Series B, 4.000%, 6/1/2031	322,384
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	332,406
275,000	4.000%, 7/1/2032	294,415
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	260,223
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	306,111
300,000	3.000%, 11/1/2028	305,486
490,000	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series A, 3.500%, 9/1/2027	490,489
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	220,450
600,000	Series B, 4.000%, 12/1/2027	600,382
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	554,327
500,000	4.000%, 6/1/2036	552,480
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	512,997
535,000	Series A, 3.000%, 6/1/2029	542,614
555,000	Series A, 3.000%, 6/1/2030	562,898
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	950,185
680,000	3.000%, 11/1/2041	661,673
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	110,713
225,000	Series C, 3.400%, 11/1/2031	226,610
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	380,062
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	501,505
500,000	2.000%, 10/1/2031	441,603
640,000	2.250%, 10/1/2032	571,873

Shares/Principal Amount		Value
$565,000	2.500%, 10/1/2033	$518,611
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	338,366
380,000	Series A, 3.000%, 1/1/2031	355,438
1,660,000	Series A, 4.250%, 1/1/2035	1,681,824
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,314,261
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	1,003,309
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	2,598,406
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,935,756
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	2,014,542
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	514,641
500,000	4.000%, 12/1/2034	551,182
1,500,000	3.000%, 12/1/2040	1,475,322
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,479,534
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	202,829
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,029,885
1,000,000	Series A, 4.000%, 12/1/2029	1,080,371
1,210,000	Series A, 4.000%, 12/1/2030	1,304,464
1,000,000	Series A, 4.000%, 12/1/2031	1,076,231
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	3,081,505
635,000	3.000%, 6/1/2034	651,502
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	265,000
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	1,019,483
1,150,000	3.000%, 11/1/2040	1,147,256
1,000,000	3.000%, 4/1/2041	989,128
1,000,000	3.000%, 6/1/2041	1,009,184
1,000,000	3.625%, 12/1/2045	971,848
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	981,810
1,035,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,052,434
500,000	State of West Virginia, 5.000%, 6/1/2033	581,094
795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	808,475
Shares/Principal Amount		Value
$500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	$570,571
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	687,109
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,753,549
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,288,473
755,000	Series B, 3.500%, 11/1/2026	760,345
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,654,800
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,534,385
315,000	Series A, 3.375%, 6/1/2029	322,382
365,000	Series B, 3.375%, 10/1/2023	365,393
390,000	Series B, 3.500%, 10/1/2024	390,404
415,000	Series B, 3.625%, 10/1/2025	415,453
435,000	Series B, 3.750%, 10/1/2026	435,805
310,000	Series C, 3.500%, 6/1/2030	317,916
515,000	Series D, 5.000%, 6/1/2025	559,184
600,000	Series D, 3.250%, 6/1/2028	614,091
330,000	Series D, 3.375%, 6/1/2029	337,733
355,000	Series D, 3.500%, 6/1/2030	364,065
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,134,551
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,955,627
360,000	Series B, 3.200%, 4/1/2024	360,247
375,000	Series B, 3.375%, 4/1/2025	375,288
385,000	Series B, 3.500%, 4/1/2026	385,329
400,000	Series B, 3.600%, 4/1/2027	400,393
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,065,526
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	606,551

Shares/Principal Amount		Value
	West Virginia Housing Development Fund:
$500,000	2.000%, 11/1/2032	$455,932
1,500,000	3.700%, 11/1/2032	1,544,177
500,000	3.375%, 11/1/2034	506,563
800,000	2.050%, 11/1/2035	709,088
175,000	3.950%, 11/1/2049	177,924
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	501,249
700,000	Series A, 3.125%, 7/1/2026	701,841
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	535,751
535,000	Series A, 5.000%, 7/1/2027	556,557
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	309,442
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	510,026
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	527,418
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	512,191
1,030,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	1,129,702
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,093,912
500,000	West Virginia University Revenue Bonds (West Virginia University Project), Series A, 5.000%, 10/1/2027	509,392
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	526,075
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	560,758
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,931,061
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	253,665
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,415,290
Shares/Principal Amount		Value
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
$605,000	Series A-II, 3.000%, 11/1/2024	$612,531
600,000	Series A-II, 3.250%, 11/1/2025	608,965
550,000	Series A-II, 5.000%, 11/1/2025	605,087
650,000	Series A-II, 5.000%, 11/1/2026	731,150
800,000	Series A-II, 3.000%, 11/1/2027	825,610
300,000	Series A-II, 3.125%, 11/1/2028	309,045
725,000	Series B-II, 4.000%, 11/1/2025	735,545
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	285,416
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	578,908
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,031,059
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	788,645
		101,882,290
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $106,156,726)		104,633,417

TOTAL INVESTMENTS-98.9%
(Cost $106,156,726)		104,633,417
OTHER ASSETS AND LIABILITIES-NET(3)-1.1%		1,204,523
NET ASSETS-100.0%		$105,837,940

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, these securities amounted to a value of $2,314,261 or 2.19% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2022 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2022, in valuing the Funds’ investments carried at value:

Small Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$102,109,388	$–	$–	$102,109,388
Exchange Traded Funds	5,408,132	–	–	5,408,132
Short Term Investments	6,217,735	–	–	6,217,735
Total	$113,735,255	$–	$–	$113,735,255

Large Company Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$342,258,232	$–	$–	$342,258,232
Exchange Traded Funds	4,757,794	–	–	4,757,794
Short Term Investments	5,615,114	–	–	5,615,114
Total	$352,631,140	$–	$–	$352,631,140

Other Financial Instruments
Liabilities
Written Options	$(112,860)	$–	$–	$(112,860)
Total	$(112,860)	$–	$–	$(112,860)

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$77,561,615	$–	$–	$77,561,615
Exchange Traded Funds	6,730,148	–	–	6,730,148
Corporate Bonds	–	21,117,665	–	21,117,665
U.S. Government Agency - Collateralized Mortgage Obligations	–	1,330,399	–	1,330,399
Commercial Mortgage-Backed Securities	–	1,844,225	–	1,844,225
U.S. Government Agency - Mortgage-Backed Securities	–	4,175,281	–	4,175,281
Taxable Municipal Bonds	–	2,182,394	–	2,182,394
Non-Taxable Municipal Bonds	–	447,953	–	447,953
Short Term Investments	5,129,534	–	–	5,129,534
Total	$89,421,297	$31,097,917	$–	$120,519,214

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$156,929,231	$–	$156,929,231
U.S. Government Agency - Mortgage-Backed Securities	–	17,730,378	–	17,730,378
Taxable Municipal Bonds	–	49,764,807	–	49,764,807
Non-Taxable Municipal Bonds	–	476,688	–	476,688
Short Term Investments	4,262,206	–	–	4,262,206
Total	$4,262,206	$224,901,104	$–	$229,163,310

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$104,633,417	$–	$104,633,417
Total	$–	$104,633,417	$–	$104,633,417

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$47,317,184	$–	$–	$47,317,184
Short Term Investments	964,365	–	–	964,365
Total	$48,281,549	$–	$–	$48,281,549

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended March 31, 2022. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of March 31, 2022, 29% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.